INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of components of income before income taxes and components of income tax expense

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Components of income before income taxes:
Domestic	$1,052.7	$883.8	$804.5
Foreign	162.3	178.7	(25.5)
Total	$1,215.0	$1,062.5	$779.0
Components of income tax expense:
Current
Federal	$152.2	$295.0	$212.3
State	58.0	17.5	29.2
Foreign	52.8	56.7	37.0
Total current	263.0	369.2	278.5
Deferred
Federal	48.0	(65.3)	47.3
State	14.7	6.2	8.4
Foreign	(56.2)	(16.8)	(35.4)
Total deferred	6.5	(75.9)	20.3
Total provision for income taxes	$269.5	$293.3	$298.8

Summary of reconciliation of recorded federal provision for income taxes to the expected amount computed by applying the federal statutory rate

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Expected expense at statutory rate	$255.1	$371.9	$272.6
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal benefit	57.4	14.5	24.4
Foreign rate differential	11.6	(26.0)	(1.8)
Foreign restructuring	(48.0)	—	—
Impact of 2017 Tax Reform	(29.7)	(64.9)	—
Global intangible low-taxed income	15.5	—	—
Non-deductible expenses (non-taxable income)	3.7	(4.6)	1.0
Other	3.9	2.4	2.6
Total	$269.5	$293.3	$298.8

Summary of deferred tax assets and liabilities

	December 31,
	2018	2017
	(In millions)
Deferred tax assets
Deferred revenue	$10.6	$18.5
Allowance for doubtful accounts	267.0	282.4
Net operating loss carryforwards and other carryforwards	57.8	95.7
Stock-based compensation and other employee benefits	24.4	23.2
Accrued expenses and other	66.2	84.4
Total deferred tax assets	426.0	504.2
Valuation allowance	(36.3)	(76.4)
Deferred tax assets, net of valuation allowance	389.7	427.8
Deferred tax liabilities
Deferred income	$409.8	$364.3
Depreciation	79.0	37.7
Intangible assets	113.4	210.1
Total deferred tax liabilities	602.2	612.1

Net deferred tax liability	$(212.5)	$(184.3)

Amounts recognized in the consolidated balance sheets:
Non-current assets	$44.0	$26.8
Non-current liabilities	(256.5)	(211.1)
Total – Net deferred tax liability	$(212.5)	$(184.3)

Summary of reconciliation of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

Balance at January 1, 2016	$156.6
Increases related to prior years’ tax positions	22.5
Decreases related to prior years’ tax positions	(12.1)
Increases related to current year tax positions	31.4
Settlements during the period	(3.1)
Lapses of applicable statutes of limitation	(3.3)
Balance at December 31, 2016	$192.0
Increases related to prior years’ tax positions	9.3
Decreases related to prior years’ tax positions	(15.7)
Increases related to current year tax positions	33.0
Settlements during the period	(6.7)
Lapses of applicable statutes of limitation	(3.6)
Balance at December 31, 2017	$208.3
Increases related to prior years’ tax positions	41.3
Decreases related to prior years’ tax positions	(9.6)
Increases related to current year tax positions	61.5
Settlements during the period	(1.0)
Lapses of applicable statutes of limitation	(4.2)
Balance at December 31, 2018	$296.3